Income Taxes (Analysis of the Provision for Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States	$ 236	$ 364	$ 243
State	56	53	15
Other countries	195	252	181
Total	487	669	439
United States	(14)	(120)	(22)
State	(18)	(28)	(1)
Other countries	(13)	(178)	(11)
Total	(45)	(326)	(34)
Total Provision for income taxes	$ 442	$ 343	$ 405